OPERATING SEGMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
OPERATING SEGMENTS
OPERATING SEGMENTS
13.	OPERATING SEGMENTS

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the Chief Operating Decision Maker and is used in resource allocation and performance assessments. The Company’s Chief Operating Decision Maker is considered to be the Company’s Chief Executive Officer. The Company’s Chief Operating Decision Maker makes resource allocation decisions to maximize the Company’s consolidated financial results. Substantially all the Company’s tangible assets are located in the U.S. or relate to flight equipment, which is mobile across geographic markets. The Company has two operating segments: Passenger and Cargo.

The Company’s Passenger segment has two internal passenger groups (Scheduled and Charter), but since they share resources and expenses are combined, they are considered one Passenger operating segment. The Company’s Passenger operations are highly concentrated in the U.S. but include service to many international locations, primarily based on scheduled service to Latin America during the winter season and on military charter services. All goodwill is related to the Passenger Operating Segment.

13.	OPERATING SEGMENTS (continued)

The Cargo segment began providing air cargo services under the ATSA in May 2020. Fuel consumed in Cargo operations is directly reimbursed by Amazon and therefore aircraft fuel revenue is presented net of such reimbursements on the Condensed Consolidated Statements of Operations. Fuel consumed in Cargo maintenance activities is included in the Cargo segment. Certain operating expenses are directly attributable to this operating segment.

Certain operating expenses are allocated between the operating segments. Non-Fuel operating expenses are allocated based on metrics such as block hours, fleet count and departures, which best align with the nature of the respective expense. CARES Act credits, included in Special Items, net, are allocated based on the respective segment salaries, wages, and benefits.

The following tables present financial information for the Company’s two operating segments: Passenger and Cargo. Assets by segment are not reviewed by the Chief Operating Decision Maker and have not been presented herein.

	Three Months Ended June 30, 2021			Three Months Ended June 30, 2020
	Passenger	Cargo	Consolidated	Passenger	Cargo(1)	Consolidated
Operating Revenues	$127,091	$22,098	$149,189	$32,157	$3,219	$35,376
Non-Fuel Operating Expenses	92,361	16,401	108,762	63,507	4,907	68,414
Aircraft Fuel	29,657	52	29,709	677	—	677
Special Items, net	(28,784)	(9,736)	(38,520)	(28,111)	(3,370)	(31,481)
Total Operating Expenses	93,234	6,717	99,951	36,073	1,537	37,610
Operating Income (Loss)	$33,857	$15,381	49,238	$(3,916)	$1,682	(2,234)
Interest Income			9			63
Interest Expense			(6,080)			(5,442)
Other, net			18,054			(325)
Income (Loss) before Income Tax			$61,221			$(7,938)

	Six Months Ended June 30, 2021			Six Months Ended June 30, 2020
	Passenger	Cargo	Consolidated	Passenger	Cargo(1)	Consolidated
Operating Revenues	$233,118	$43,684	$276,802	$212,487	$3,219	$215,706
Non-Fuel Operating Expenses	179,566	34,472	214,038	173,046	4,907	177,953
Aircraft Fuel	53,912	72	53,984	56,238	—	56,238
Special Items, net	(46,991)	(18,401)	(65,392)	(28,111)	(3,370)	(31,481)
Total Operating Expenses	186,487	16,143	202,630	201,173	1,537	202,710
Operating Income	$46,631	$27,541	74,172	$11,314	$1,682	12,996
Interest Income			24			314
Interest Expense			(13,201)			(11,058)
Other, net			18,049			(494)
Income before Income Tax			$79,044			$1,758
(1)	As air cargo operations commenced in May 2020, there are limited Cargo amounts included in the three and six month periods ended June 30, 2020.

18. OPERATING SEGMENTS

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker and is used in resource allocation and performance assessments. The Company’s chief operating decision maker is considered to be the Company’s Chief Executive Officer. The Company’s chief operating decision maker makes resource allocation decisions to maximize the Company’s consolidated financial results. Substantially all the Company’s tangible assets are located in the U.S. or relate to flight equipment, which is mobile across geographic markets.

For the years ended December 31, 2019 and 2018, the Company was managed as a single business unit that provided air transportation and other services for passengers. The Company has two internal passenger groups (Scheduled and Charter), but since they share resources and expenses are combined, they are considered one Passenger operating segment. The Passenger operating revenues include passenger and other revenue. The Company’s chief operating decision maker reviews discrete financial information on a combined basis for passenger and other revenues. The Company’s Passenger operations are highly concentrated in the U.S. but include service to many international locations, primarily based on scheduled service to Latin America during the winter season and on military charter services.

In May 2020, the Company began providing air cargo services under the Amazon Agreement. Beginning in the fourth quarter of 2020, in conjunction with the full deployment of all 12 cargo aircraft under the Amazon Agreement and when our Chief Operating Decision Maker began to regularly review financial information for Cargo operations, Cargo services was identified as a separate operating segment. Certain operating expenses are directly attributable to this operating segment and certain operating expenses are allocated between the operating segments. Fuel consumed in Cargo operations is directly reimbursed by Amazon and therefore presented net on the Consolidated Statements of Operations. Non-Fuel operating expenses are allocated based on metrics such as block hours, fleet count and departures, which best align with the nature of the respective expense. The Special Items relate to CARES Act credits and are allocated based on the respective segment salaries, wages, and benefits.

18. OPERATING SEGMENTS (continued)

The following table presents financial information for the Company’s two operating segments: Passenger and Cargo. Assets by segment are not reviewed by the Chief Operating Decision Maker and has not been presented herein.

	Year Ended December 31, 2020
	Passenger	Cargo	Consolidated
Operating Revenues	$364,677	$36,809	$401,486
Non-Fuel Operating Expenses	332,742	32,530	365,272
Aircraft Fuel	83,392	—	83,392
Special Items, net	(53,842)	(10,721)	(64,563)
Total Operating Expenses	362,292	21,809	384,101
Operating Income	$2,385	$15,000	$17,385
Interest Income			$377
Interest Expense			(22,073)
Other Non-operating Income (Expense), net			(371)
Income / (Loss) before Income Tax			$(4,682)